Vanguard Ultra-Short-Term Bond Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Ultra-Short-Term Bond Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a diversified portfolio of high-quality and, to a lesser extent, medium-quality bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, bonds include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; and asset-backed, mortgage-backed, and mortgage-related securities. The Fund expects to maintain a dollar-weighted average maturity of 0 to 2 years.The Fund purchases investment-grade bonds. Investment-grade bonds include those rated the equivalent of A3 or better (high-quality) and those rated the equivalent of Baa1, Baa2, or Baa3 (medium-quality) by Moody’s or another independent rating agency, as well as unrated bonds determined to be of comparable quality by the Fund’s advisor.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), foreign currency exchange forward contracts, currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives.